TO OUR SHAREHOLDERS:

      In this, the Information Age, information is king and it takes capital to get it. This fundamental fact profoundly changes the way our economy works, the world's economy works and how every single individual works. It also leads us to believe that purposely raising interest rates to fight potential inflation may actually cause inflation and economic inefficiency. This type of policy used to work by slowing the demand for goods and services while the effect on the supply side was less important. That is no longer the way the economy works, as capital has become the most important economic input.

      Economic theory has held that inflation occurs when wages grow faster than productivity as, inevitably, demand outstrips supply. The economy's current ability to fend off inflation is a product of better information that the Federal Reserve Board can use to control the money supply, that managers can use to weed out inefficient operations or unprofitable products and that consumers can use to make better decisions by finding superior products, alternative sources or substitute products.

      It is our position that because capital has become more important as an economic input and there has been an explosion in the availability of capital investments with potentially high rates of return, the stock market in particular should do well over the long term. The correction the markets went through earlier this year was an indication of the normal fluctuation that capital markets can endure and a fair warning that markets don't always go up. Because of this increased volatility, we intend to continue to look for convertible securities that appear to us to have characteristics that would tend to be less volatile. These characteristics include, but are not limited to, short maturities (less than seven years) for convertible bonds and investment grade ratings for both bonds and convertible preferred shares. While we do not intend to limit our investments to convertibles with these characteristics only, we will give these more weight in our investment decision making.

      We have determined that the Fund's net asset value (NAV) declined 0.03% for the quarter and rose 12.22%, 85.41% and 153.78% for the one-year, five-year and ten-year periods ended March 31, 1997 (assuming all dividends reinvested at NAV). The value of the Fund's shares fell 0.82% and rose 16.13%, 69.25% and 133.60% for those three-month, one-year, five-year and ten-year periods (assuming all dividends reinvested at actual reinvestment price). As quoted in Barron's, Lipper Analytical Services reported that the average open-end convertible fund's NAV* rose 0.95%, 10.64%, 73.96% and 145.68% for those same periods (also assuming all dividends reinvested).

      At its April meeting the Board of Directors elected Nicolas W. Platt, former Managing Director and Chief Operating Officer of the American Stock Exchange, to the Board of Directors to serve until the next annual meeting where he is expected to stand for election by the shareholders. He currently is the Managing Director for Burson-Marsteller, a public relations consulting firm. The Board also declared an 11 cents per share dividend payable on May 27, 1997 to shareholders of record May 12, 1997.

/s/ Thomas H. Dinsmore

Chairman

May 9, 1997


* Average NAV of the forty-seven open-end convertible funds followed by Lipper Analytical Services, Inc.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

INVESTMENTS                      MARCH 31, 1997

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT             VALUE
                                                                                                    OR SHARES         (NOTE A)
                                                                                                   -----------       ----------
AEROSPACE -- 3.1%
Orbital Sciences Corp. common stock ...........................................................        13,100 shs    $  180,534
Morgan Stanley Group, Inc. 0% 2000 medium-term exch. notes (A1)
  (exch. for Boeing Company common stock) .....................................................    $2,000,000         2,250,000
                                                                                                                     ----------
                                                                                                                      2,430,534
                                                                                                                     ----------
AUTOMOTIVE -- 1.6%
Pep Boys 4% 1999 cv. sub. notes (Baa3) ........................................................     1,000,000         1,005,000
Volkswagen International Finance 3% 2002 cv. sub. deb.* (A1) ..................................       250,000           278,125
                                                                                                                     ----------
                                                                                                                      1,283,125
                                                                                                                     ----------
BANKING -- 10.2%
Barnett Banks, Inc. common stock ..............................................................        20,000 shs       930,000
First Commerce Corp. common stock .............................................................        20,000 shs       810,000
National Bank of Australia Ltd. 7 7/8% exch. capital units (A1)
  (exch. for ADR's representing National Bank of Australia Ltd. common stock) .................        20,000 shs       500,000
National City Corp. common stock ..............................................................        20,000 shs       932,500
Washington Mutual Savings Bank common stock ...................................................        20,000 shs       966,250
BankAtlantic Bancorp 6 3/4% 2006 cv. sub. deb. (NR) ...........................................     1,125,000         1,383,750
Jefferson-Pilot Corp. 7 1/4% 2000 Automatic Common Exchange Securities (A1)
  (exch. for NationsBank Corp. common stock) ..................................................        25,600         2,528,000
                                                                                                                     ----------
                                                                                                                      8,050,500
                                                                                                                     ----------
BUILDING & REAL ESTATE -- 0.6%
The Rouse Company 6% series B cv. pfd. (Baa3) .................................................        10,000 shs       490,000
                                                                                                                     ----------
CAPITAL GOODS -- 4.3%
Greenfield Capital Trust 6% cv. pfd. (conv. into Greenfield Industries, Inc. common stock) (B1)        10,000 shs       420,000
CS First Boston, Inc. 3 1/2% 2001 sr. medium-term exch. notes * (Aa)
  (exch. for General Electric Corp. common stock) .............................................     1,000,000         1,065,000
Robbins & Myers, Inc. 6 1/2% 2003 cv. sub. notes (NR) .........................................     1,210,000         1,385,450
U.S. Filter Corp. 4 1/2% 2001 cv. sub. notes (B2) .............................................       500,000           505,000
                                                                                                                     ----------
                                                                                                                      3,375,450
                                                                                                                     ----------
COMMUNICATIONS -- 6.2%
Nextel Trust 7 1/4% STRYPES*# (NR)
  (exch. for Nextel Communications, Inc. class A common stock) ................................        50,000 shs       712,500
QUALCOMM Financial Trust 5 3/4% trust cv. pfd.* (B1)
  (conv. into QUALCOMM, Inc. common stock) ....................................................        22,000 shs     1,102,750
WorldCom, Inc. GA depositary shares (representing 8% cum. cv. A pfd.) (B1) ....................        10,000 shs       785,000
Comcast Cellular Corp. 0% 2000 senior participating zero coupon
  redeemable series A notes (B1) ..............................................................     1,200,000           873,000
Salomon, Inc. 6 1/4% 2001 FCENS+
  (exch. for Cincinnati Bell, Inc. common stock) (Baa1) .......................................        10,000           590,000
Sprint Corp. 8 1/4% 2000 FCENS  (Baa3)
  (exch. for Southern New England Telecommunications Corp. common stock) ......................        25,000           859,375
                                                                                                                     ----------
                                                                                                                      4,922,625
                                                                                                                     ----------
DATA-PROCESSING SERVICES -- 4.4%
CS First Boston, Inc. 3% 2001 sr. medium-term exch. notes* (Aa)
  (exch. for Electronic Data Systems Corp. common stock) ......................................     1,000,000           892,500
First Financial Management Corp. 5% 1999 cv. sub. deb. (A2)
  (exch. for First Data Corp. common stock) ...................................................     1,000,000         1,595,000
National Data Corp. 5% 2003 cv. sub. notes (NR) ...............................................     1,000,000           960,000
                                                                                                                     ----------
                                                                                                                      3,447,500
                                                                                                                     ----------
ENERGY -- 14.4%
AES Trust I $2.6875 term cv. securities, series A (exch. for AES Corp. common stock) (Ba1) ....        36,000 shs     1,750,500
Chieftain International Funding Corp. 7 1/4% cv. red. pfd. (B3) ...............................        41,000 shs     1,148,000
Devon Financing Trust 6 1/2% trust cv. pfd.* (NR)
  (conv. into Devon Energy Corp. common stock) ................................................        10,000 shs       606,250
MCN Energy Group, Inc. 8% FELINE[diamond] PRIDES** (Ba2) ......................................        10,000 shs       491,250
Tosco Financing Trust 5 3/4% trust cv. pfd.* (conv. into Tosco Corp. common stock) (Ba1) ......         5,000 shs       271,875
Unocal Capital Trust 6 1/4% trust cv. pfd. (Ba1) ..............................................        12,500 shs       678,125
Diamond Offshore Drilling, Inc. 3 3/4% 2007 cv. sub. notes (Baa2) .............................     1,000,000         1,065,000
Enserch Corp. 6 3/8% 2002 Euro. cv. sub. deb. (Baa3) ..........................................     1,455,000         1,447,725
Nabors Industries, Inc. 5% 2006 cv. sub. notes (Baa2) .........................................     1,375,000         1,753,125
Pennzoil Company 4 3/4% 2003 exch. sr. deb. (exch. for Chevron Corp. common stock) (Baa2) .....     1,800,000         2,124,000
                                                                                                                     ----------
                                                                                                                     11,335,850
                                                                                                                     ----------

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT              VALUE
                                                                                                    OR SHARES          (NOTE A)
                                                                                                   -----------       -----------
ENTERTAINMENT -- 10.2%
American Radio Systems Corp. depositary shares (representing 7% cv. exch. pfd.)* (B2) .........         7,500 shs    $   356,250
Chancellor Broadcasting Co. 7% cv. pfd.* (Caa) ................................................        10,000 shs        510,000
Hollinger International, Inc. depositary shares (representing 9 3/4% cv. B pfd.) (B2) .........        50,000 shs        500,000
News Corporation Exchange Trust 5% cv. trust originated pfd.* (Ba2)
  (exch. for British Sky Broadcasting Group plc American Depositary shares) ...................        20,000 shs      2,067,500
SFX Broadcasting, Inc. 6 1/2% cum. cv. exch. D pfd.* (Caa) ....................................         7,000 shs        301,000
Triathlon Broadcasting Co. depositary shares (representing 9% mandatory cv. pfd.) (NR) ........        50,000 shs        431,250
Westinghouse Electric Corp. depositary shares (representing $1.30 cv. C pfd.) (Ba3) ...........        35,000 shs        557,813
Credit Suisse 3% 2001 equity linked certificates (Aa)
  (exch. for the cash equivalent of Walt Disney Co. common stock) .............................    $1,000,000          1,062,500
Imax Corp. 5 3/4% 2003 cv. sub. notes* (B3) ...................................................     1,000,000          1,003,750
International CableTel, Inc. 7% 2008 cv. sub. notes* (NR) .....................................       750,000            656,250
International CableTel, Inc. 7 1/4% 2005 cv. sub. notes* (Caa) ................................       600,000            600,000
                                                                                                                     -----------
                                                                                                                       8,046,313
                                                                                                                     -----------
ENVIRONMENTAL SERVICES -- 1.3%
USA Waste Services, Inc. 4% 2002 cv. sub. notes (Ba2) .........................................     1,000,000          1,036,250
                                                                                                                     -----------
FINANCIAL & INSURANCE -- 12.1%
American Bankers Insurance Group, Inc. series B cum. cv. pfd. (Baa1) ..........................        15,000 shs        909,375
American General Delaware, LLC 6% cv. A monthly income preferred securities (A1) ..............        20,000 shs      1,125,000
Frontier Financing Trust 6 1/4% cv. trust originated pfd.* (Baa3)
  (conv. into Frontier Insurance Group, Inc. common stock) ....................................        25,000 shs      1,393,750
Chubb Capital Corp. 6% 1998 Euro. cv. sub. deb. (Aa3) .........................................     1,300,000          1,625,000
First Central Financial Corp. 9% 2000 cv. sub. deb. (NR) ......................................       774,000            503,100
Penn Treaty American Corp. 6 1/4% 2003 cv. sub. notes* (BB+) ..................................     1,375,000          1,526,250
Pioneer Financial Services, Inc. 6 1/2% 2003 cv. sub. notes (NR) ..............................     1,000,000          1,370,000
US West, Inc. 7 5/8% 1998 FCENS+  (A2)
  (exch. for Enhance Financial Services Group, Inc. common stock) .............................        35,000          1,128,750
                                                                                                                     -----------
                                                                                                                       9,581,225
                                                                                                                     -----------
FOODS -- 3.0%
Apple South Financing I 7% cv. A pfd. (conv. into Apple South, Inc. common stock)* (NR) .......        10,000 shs        550,000
Dole Food Co., Inc. 7% 1999 Automatic Common Exchange Securities (NR) .........................        15,000 shs        596,250
Grand Metropolitan Public Limited Co. 6 1/2% 2000 cv. sub. deb.* (A2) .........................     1,000,000          1,205,000
                                                                                                                     -----------
                                                                                                                       2,351,250
                                                                                                                     -----------
HEALTH CARE & DRUGS -- 0.0%
SmithKline Beecham plc ADR's (representing equity units) ......................................        18,600          1,302,000
Ciba Geigy Corp. 6 1/4% 2016 exch. sub. deb.* (exch. for ALZA Corp. common stock) (Aa3) .......     1,500,000          1,556,250
Complete Management, Inc. 8% 2003 cv. sub. deb. (NR) ..........................................       500,000            497,500
Medco Containment Service, Inc. 6% 2001 cv. sub. deb. (AAA) ...................................     1,000,000          2,620,000
Roche Holdings, Inc. 0% 2010 liquid yield option notes* (Aa2) .................................     3,500,000          1,645,000
Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes* (cv. into Novartis AG common stock) (AAA) .....       500,000            588,125
                                                                                                                     -----------
                                                                                                                       8,208,875
                                                                                                                     -----------
HOTEL SERVICES -- 2.8%
Royal Caribbean Cruises Ltd. $3.625 cv. A pfd. (Ba2) ..........................................         5,000 shs        280,000
Hilton Hotels Corp. 5% 2006 cv. sub. notes (Baa2) .............................................     1,500,000          1,505,625
Signature Resorts, Inc. 5 3/4% 2007 cv. sub. notes (B-) .......................................       500,000            422,500
                                                                                                                     -----------
                                                                                                                       2,208,125
                                                                                                                     -----------
INDUSTRIAL SERVICES -- 1.0%
Quantum Health Resources, Inc. 4 3/4% 2000 cv. sub. deb. (Ba1)
  (conv. into Olsten Corp. common stock) ......................................................       900,000            824,625
                                                                                                                     -----------
RETAIL -- 2.5%
Home Depot, Inc. 3 1/4% 2001 cv. sub. notes (A1) ..............................................     2,000,000          1,990,000
                                                                                                                     -----------

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT              VALUE
                                                                                                    OR SHARES          (NOTE A)
                                                                                                   -----------       -----------
TECHNOLOGY -- 8.3%
Microsoft Corp. 2 3/4% cv. exch. series A pfd. (A1) ...........................................         5,000 shs    $   405,625
Seagate Technology, Inc. common stock .........................................................        20,000 shs        897,500
EMC Corp. 3 1/4% 2002 cv. sub. notes* (Ba3) ...................................................    $  500,000            506,875
Morgan Stanley Group, Inc. 6% 1998 FCENS+ (A1)
  (exch. for Cisco Systems, Inc. common stock) ................................................         7,500            399,375
Morgan Stanley Group, Inc. 0% 2001 technology exch. note trust certificates*
  (exch. for technology basket common stocks ##) (A1) .........................................     1,000,000            935,000
Motorola, Inc. 0% 2013 liquid yield option notes (A1) .........................................       600,000            466,500
Thermo Electron Corp. 4 1/4% 2003 cv. sub. deb.* (Ba2) ........................................     1,375,000          1,436,875
Thermo Instruments Corp. 4 1/2% 2003 cv. sub. deb.* (Ba1) .....................................       375,000            360,000
3Com Corp. 10 1/4% 2001 cv. sub. notes* (Ba3) .................................................       500,000            590,625
VLSI Technology, Inc. 8 1/4% 2005 cv. sub. notes (B) ..........................................       600,000            570,000
                                                                                                                     -----------
                                                                                                                       6,568,375
                                                                                                                     -----------
TRANSPORTATION -- 0.7%
Mercury Air Group, Inc. 7 3/4% 2006 cv. sub. deb. (B-) ........................................       500,000            517,500
                                                                                                                     -----------
U.S. TREASURY NOTES -- 0.0%
6 1/4% 3/31/99++ ..............................................................................        25,000             24,922
                                                                                                                     -----------
CORPORATE SHORT-TERM NOTES -- 0.7%
American Express Credit Corp. 5.90% 4/3/97 ....................................................       550,000            549,730
                                                                                                                     -----------
TOTAL CONVERTIBLE BONDS AND NOTES -- 65.6% ....................................................                      $51,734,197
TOTAL CONVERTIBLE PREFERRED STOCKS -- 24.0% ...................................................                       18,940,063
TOTAL COMMON STOCKS -- 7.6% ...................................................................                        6,018,784
TOTAL CORPORATE SHORT-TERM NOTES -- 0.7% ......................................................                          549,730
                                                                                                                     -----------
TOTAL INVESTMENTS -- 97.9% ....................................................................                       77,242,774

OTHER ASSETS AND LIABILITIES, NET -- 2.1% .....................................................                        1,655,641
                                                                                                                     -----------
TOTAL NET ASSETS -- 100.0% ....................................................................                      $78,898,415
                                                                                                                     ===========

  * Rule 144A security, may be sold only to qualified institutional buyers.

  #         Structured Yield Product Exchangeable for Stock.

  +         Forced Conversion Exchangeable Notes.

(diamond)   Family of Equity-Linked Income Securities.

 **         Preferred Redeemable Increased Dividend Equity Securities.

 ##         Ticker symbols: CSCO, EDS, HWP, INTC, MSFT & ORCL.

 ++         Collateral for a letter of credit.

     Ratings in parentheses by Moody's or S&P Ratings Services.

     The cost of investments for federal income tax purposes is $69,792,344 resulting in gross unrealized appreciation and depreciation of $9,048,208 and $1,597,778, respectively, or net unrealized appreciation of $7,450,430 on a tax cost basis.


                 See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)


                                                                             MARCH 31, 1997
                                                                             --------------
ASSETS:
Investments at value (cost $69,792,344) (Note A) .....................        $77,242,774
Cash .................................................................             63,958
Receivable for securities sold .......................................            801,815
Dividends and interest receivable ....................................            780,579
Prepaid insurance ....................................................             11,234
Other assets .........................................................             10,697
                                                                              -----------
Total assets .........................................................         78,911,057
                                                                              -----------

LIABILITIES:
Accrued expenses .....................................................             12,642
                                                                              -----------
Total liabilities ....................................................        $    12,642
                                                                              -----------
NET ASSETS ...........................................................        $78,898,415
                                                                              ===========

NET ASSETS CONSIST OF:
Undistributed net investment income ..................................        $   559,568
Undistributed net realized gain from investment transactions .........          5,589,105
Unrealized appreciation on investments ...............................          7,450,430
Capital shares (Note C) ..............................................             71,109
Additional paid-in capital ...........................................         65,228,203
                                                                              -----------
NET ASSETS ...........................................................        $78,898,415
                                                                              ===========
Net asset value per share ($78,898,415 divided by 7,110,916
  outstanding shares)                                                         $     11.10
                                                                              ===========


                 See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 1997 (unaudited) INVESTMENT INCOME (Note A)

INVESTMENT INCOME (Note A)
Interest .................................................          $ 1,172,908
Dividends ................................................              696,635
                                                                    -----------
Total Income .............................................            1,869,543
                                                                    -----------
EXPENSES (Note B):
Management fee ...........................................              291,776
Custodian ................................................               13,177
Transfer agent ...........................................               16,329
Professional fees ........................................               45,694
Reports to Shareholders ..................................               58,765
Listing fee ..............................................               27,500
Treasurer's office .......................................               12,500
Directors' fees ..........................................               24,800
Other ....................................................               31,224
                                                                    -----------
Total Expenses ...........................................              521,765
                                                                    -----------
NET INVESTMENT INCOME ....................................          $ 1,347,778
                                                                    ===========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions ...........            5,588,547
Net change in unrealized appreciation of investments .....           (2,788,920)
                                                                    -----------
Net gain on investments ..................................            2,799,627
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....          $ 4,147,405
                                                                    ===========



                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                                 MARCH 31, 1997     SEPTEMBER 30, 1996
                                                                                 --------------     ------------------
Increase in net assets from operations:
Net investment income ....................................................        $  1,347,778         $  2,837,708
Net realized gain from investment transactions ...........................           5,588,547            7,060,060
Net increase (decrease) in unrealized appreciation of investments ........          (2,788,920)           2,247,308
                                                                                  ------------         ------------
Net increase in net assets resulting from operations .....................           4,147,405           12,145,076

Dividends paid from net investment income ................................          (1,232,363)          (3,117,865)
Distribution from net realized gain on investments .......................          (7,057,408)          (1,867,369)
Capital share transactions (Note C) ......................................           4,645,367            1,466,310
                                                                                  ------------         ------------
Increase in net assets ...................................................             503,001            8,626,152

Net assets at beginning of period ........................................        $ 78,395,414           69,769,262
                                                                                  ------------         ------------

Net assets at end of period (including undistributed net investment income
of $559,568 and $444,548, respectively) ..................................        $ 78,898,415         $ 78,395,414
                                                                                  ============         ============



                 See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.


FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding


                                                 SIX MONTHS                      YEARS ENDED SEPTEMBER 30,
                                                    ENDED       -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:               MARCH 31, 1997+    1996         1995         1994         1993          1992
--------------------------------               --------------   --------     --------     --------     ---------     --------
Net asset value, beginning of period ....         $ 11.80       $  10.76     $   9.72     $  10.39     $    9.31     $   8.45
                                                  -------       --------     --------     --------     ---------     --------
Net investment income ...................             .19            .43          .48          .51           .53          .54
Net realized and unrealized gain (loss) .             .35           1.37         1.30         (.58)         1.14          .82
                                                  -------       --------     --------     --------     ---------     --------
  Total from investment operations ......             .54           1.80         1.78         (.07)         1.67         1.36
Less Distributions:
Dividends from net investment income ....            (.18)          (.47)        (.51)        (.53)         (.50)        (.50)
Distributions from realized gains .......           (1.06)          (.29)        (.23)        (.07)         (.09)          --
                                                  -------       --------     --------     --------     ---------     --------
  Total distributions ...................           (1.24)          (.76)        (.74)        (.60)         (.59)        (.50)
                                                  -------       --------     --------     --------     ---------     --------

Net asset value, end of period ..........           11.10          11.80        10.76         9.72         10.39         9.31
                                                  =======       ========     ========     ========     =========     ========

Net assets, end of period (000's) .......          78,898         78,395       69,769       61,316        64,457       56,946
Market price, end of period .............           9.688          9.875        9.125        8.375         9.375        8.375
Total Investment Return:
  Based on market value .................           10.45%         17.13%       18.95%       (4.46)%       19.73%       20.97%
  Based on net asset value* .............            4.50%         17.43%       19.50%       (0.61)%       18.60%       16.55%
Ratios/Supplemental Data:
Ratio of expenses to average net assets ..            1.3%**         1.2%         1.2%         1.1%          1.2%         1.2%
Ratio of net investment income to average
  net assets ............................             3.4%**         3.9%         5.0%         5.2%          5.5%         6.1%
Portfolio turnover rate .................              34%            70%          44%          45%           99%          70%
Average commission rate paid ............         $ 0.064       $  0.068

--------------

   +  Unaudited

   * Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.

  **  Annualized



                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(A) Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

1. Security Valuation

Investments in securities traded on a national securities exchange are valued at market using the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.


2. Securities Transactions and Related Investment Income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest of $6,580 was earned on cash balances held by the custodian of the Fund's assets during the six months ended March 31, 1997.

3. Federal Income Taxes

It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes is believed necessary.

4. Dividends and Distributions to Shareholders

The liability for dividends and distributions payable is recorded on the ex-dividend date.

(B) The management fee is paid to Davis-Dinsmore Management Company, investment adviser. The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The adviser's organization furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $25,000 a year are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended March 31, 1997. The officers of the Fund are directors, officers or employees of the investment adviser.

(C) At March 31, 1997, 7,110,916 shares of $.01 par value common stock (20,000,000 shares authorized) were outstanding. During the six months ended March 31, 1997, 470,999 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $4,680,552. Also during this period, 3,600 shares were purchased in the open market at a cost of $35,185.

(D) Purchases and sales of investments aggregated $25,994,858 and $27,878,453 respectively, for the six months ended March 31, 1997, exclusive of short-term notes.

(E) A distribution of $.11 per share from net investment income was declared April 28, 1997, payable May 27, 1997, to shareholders of record at the close of business May 12, 1997.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.


PRINCIPAL PORTFOLIO CHANGES January 1, 1997 to March 31, 1997



                                                                                 SHARES OR PRINCIPAL AMOUNT
                                                                         -----------------------------------------
                                                                                                           HELD AT
                                                                         ADDITIONS        REDUCTIONS       3-31-97
                                                                         ---------        ----------       -------


AES Trust I $2.6875 term cv. securities, series A ................          36,000                           36,000
Apple South Financing I 7% term cv. securities, series A .........          10,000                           10,000
Chancellor Broadcasting Co. 7% cv. pfd.* .........................          10,000                           10,000
Chase Manhattan Corp. common stock ...............................                           15,375              --
Cooper Industries, Inc. 7.05% 2015 cv. sub. deb ..................                        1,067,000              --
Diamond Offshore Drilling, Inc. 3 3/4% 2007 cv. sub. notes .......       1,000,000                        1,000,000
EMC Corp. 3 1/4% 2002 cv. sub. notes* ............................         500,000                          500,000
Enserch Corp. 6 3/8% 2002 Euro cv. sub. deb ......................       1,455,000                        1,455,000
Ford Motor Company common stock ..................................                           24,981              --
Frontier Financing Trust 6 1/4% cv trust originated pfd ..........          12,500                           25,000
General Signal Corp. common stock ................................                           56,970              --
IKON Office Solutions, Inc. depositary shares
  representing $5.04 cv. BB pfd ..................................                           10,000              --
Jefferson-Pilot Corp. 7 1/4% 2000 notes ..........................          10,000                           25,600
National Australia Bank Ltd. 7 7/8% exch. capital units ..........          20,000                           20,000
NationsBank Corp. depositary shares representing 7% cum.
  cv. A pfd ......................................................                           12,500              --
NationsBank Corp. common stock ...................................                           20,000              --
Nextel Trust 7 1/4% STRYPES # ....................................          50,000
Orbital Sciences Corp. common stock ..............................                           30,169          13,100
Pier 1 Imports Inc. 5 3/4% 2003 cv. sub. notes ...................                          500,000              --
QUALCOMM Financial Trust I 5 3/4% trust cv. pfd.* ................          22,000                           22,000
The Rouse Company 6% series B cv. pfd ............................          10,000                           10,000
Signature Resorts, Inc. 5 3/4% 2007 cv. sub. notes ...............         500,000                          500,000
USA Waste Services, Inc. 4% 2002 cv. sub. notes ..................       1,000,000                        1,000,000
Washington Mutual Savings Bank common stock ......................                           18,709          20,000
Wendy's Financing I 5% cv. A pfd .................................                           10,000              --
Westinghouse Electric Corp. depositary shares
  representing $1.30 cv. C pfd.* .................................                           37,000          35,000

*   Rule 144A security.
#   Structured Yield Product Exchangeable for Stock.

Results of the 1997 Annual Shareholders Meeting

The results of the shareholder vote at the Annual Meeting of Shareholders held on January 11, 1997, were:

1.       All directors nominated by management were elected.



                                 Votes for      Votes withheld
                                 ---------      --------------
       William A. Benton         5,980,782         106,171
       George R. Lieberman       5,962,571         124,382
       Duncan O. McKee           5,978,622         108,331
       Jane D. O'Keeffe          5,983,874         103,079


Messrs. Benton and Lieberman and Ms. O'Keeffe were elected for terms expiring in 2000. Mr. McKee was elected for a term expiring in 1999. The remaining directors of the Fund, whose terms continue after the shareholder meeting, are Gordon F. Ahalt and Elizabeth C. Bogan (each of whose term expires in 1998), and Thomas H. Dinsmore and Donald M. Halsted, Jr. (each of whose term expires in 1999).



2. The selection of Coopers & Lybrand as independent accountants was ratified with 5,972,872 votes for, 41,322 against, and 72,759 abstaining.



3. The proposal to amend the Articles of Incorporation that would give shareholders the right to tender their shares during the current fiscal year did not pass, as 839,938 shares voted for, 2,134,249 shares against, 211,150 shares abstained and 2,901,616 shares were broker non-votes.

Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Although the Company believes its expectations are based on reasonable assumptions, the Company's actual results could differ materially from its expectations. Factors which could cause actual results to differ from expectations include, among others, lack of availability of convertible securities with characteristics that are most attractive to the Company and changes to the stock market in general or changes to the market for convertible securities.

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Ellsworth Convertible Growth and Income Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

                                    DIRECTORS               ELLSWORTH
                                                            CONVERTIBLE
                                 GORDON F. AHALT            GROWTH AND
                                WILLIAM A. BENTON           INCOME FUND
                               ELIZABETH C. BOGAN
                           THOMAS H. DINSMORE, C.F.A.                       [2]
                             DONALD M. HALSTED, JR.
                               GEORGE R. LIEBERMAN
                                 DUNCAN O. MCKEE
                                JANE D. O'KEEFFE
                               NICHOLAS W. PLATT*

                                    OFFICERS



THOMAS H. DINSMORE                  Chairman of the Board

JANE D. O'KEEFFE                    President

SIGMUND LEVINE                      Senior Vice President          [FPO LOGO]
                                    and Secretary

H. TUCKER LAKE                      Vice President, Trading

GERMAINE M. ORTIZ*                  Assistant Vice President

GARY I. LEVINE                      Treasurer and
Assistant Secretary

MERCEDES A. PIERRE*                 Assistant Treasurer



                               INVESTMENT ADVISER

                        Davis-Dinsmore Management Company
                   65 Madison Ave., Morristown, NJ 07960-7308
                                 (201) 631-1177


                     SHAREHOLDER SERVICES AND TRANSFER AGENT

                              The Bank of New York
                     Shareholder Relations Department - 11E
                      P.O. Box 11258, Church Street Station
                             New York, NY 10286-1258
                                 (800) 432-8224

                              COMMON STOCK LISTING

                             American Stock Exchange
                                   Symbol: ECF

                                                    *Appointed on April 28, 1997

                                                                       1997
                                                                    SEMI-ANNUAL
                                                                      REPORT
                                                                  MARCH 31, 1997